Cash and Investments - Net gains (losses) on investments (Details) $ / shares in Units, shares in Millions, $ in Millions, ₨ in Billions			12 Months Ended
	Aug. 31, 2022 USD ($) shares	Apr. 06, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)
Cash and Investments
Net gains (losses) on investments			$ (1,733.9)	$ 3,445.1
Proceeds from sales of interests in associates			192.9	809.2
Share of profit of associates			$ 1,014.7	402.0
Impact on reclassification from unrealized gain to realized gain	$ 0.0
Stelco
Cash and Investments
Ownership percentage	20.50%
Number of shares repurchased from investor | shares	5.1
Reclassification of unrealized gain to realized gain on equity method investments	$ 151.9
Atlas Corp
Cash and Investments
Number of shares acquired on exercise of warrants | shares		25.0
Strike price | $ / shares		$ 8.05
Cash consideration for acquisition of equity warrants		$ 201.3
Net loss on investments		37.2
Realized gain on derecognition		58.6
Unrealized gain on derecognition of investments related to prior period		$ 95.8
IIFL Finance Limited
Cash and Investments
Proceeds from sales of interests in associates				113.7	₨ 8.6
Go Digit Infoworks Services Private Limited
Cash and Investments
Ownership percentage			49.00%
Associates
Cash and Investments
Share of profit of associates			$ 1,014.7	402.0
Associates | IIFL Finance Limited
Cash and Investments
After tax gain amount				42.0
Proceeds from sales of interests in associates				113.7	₨ 8.6
Common stocks
Cash and Investments
After tax gain amount			364.5	483.4
Net change in unrealized gains (losses)			(607.2)	850.0
Net gains (losses) on investments			(242.7)	1,333.4
Preferred stocks - convertible
Cash and Investments
After tax gain amount			1.4	0.7
Net change in unrealized gains (losses)			(5.8)	2.1
Net gains (losses) on investments			(4.4)	2.8
Preferred stocks - convertible | Go Digit Infoworks Services Private Limited
Cash and Investments
Net gains (losses) on investments				1,490.3
Bonds - convertible
Cash and Investments
After tax gain amount			10.2	0.2
Net change in unrealized gains (losses)			(247.2)	101.1
Net gains (losses) on investments			(237.0)	101.3
Other equity derivatives
Cash and Investments
After tax gain amount			331.7	461.5
Net change in unrealized gains (losses)			(140.9)	170.1
Net gains (losses) on investments			190.8	631.6
Other equity derivatives | Fairfax subordinate voting shares
Cash and Investments
Net change in unrealized gains (losses)			100.6	91.8
Fair value			196.3	95.7
Disposition of non-insurance associates
Cash and Investments
After tax gain amount			45.1	52.7
Net gains (losses) on investments			45.1	52.7
Deconsolidation of non-insurance subsidiaries
Cash and Investments
After tax gain amount			4.4	190.3
Net gains (losses) on investments			4.4	190.3
Long equity exposure and financial effects
Cash and Investments
After tax gain amount			757.3	1,188.8
Net change in unrealized gains (losses)			(1,001.1)	1,123.3
Net gains (losses) on investments			(243.8)	2,312.1
Gains on derivatives			154.8	130.9
Bonds
Cash and Investments
After tax gain amount			(183.6)	338.0
Net change in unrealized gains (losses)			(1,064.9)	(624.6)
Net gains (losses) on investments			(1,248.5)	(286.6)
Fair value			29,001.2	14,533.6
U.S. treasury bond forward contracts
Cash and Investments
After tax gain amount			163.0	26.0
Net change in unrealized gains (losses)			(0.6)	(0.3)
Net gains (losses) on investments			162.4	25.7
Total bonds
Cash and Investments
After tax gain amount			(20.6)	364.0
Net change in unrealized gains (losses)			(1,065.5)	(624.9)
Net gains (losses) on investments			(1,086.1)	(260.9)
Preferred stocks
Cash and Investments
After tax gain amount			12.9	1.5
Net change in unrealized gains (losses)			(101.1)	1,507.4
Net gains (losses) on investments			(88.2)	1,508.9
Other derivative contracts
Cash and Investments
After tax gain amount			(62.0)	(157.2)
Net change in unrealized gains (losses)			86.6	181.3
Net gains (losses) on investments			24.6	24.1
Foreign currency
Cash and Investments
After tax gain amount			105.8	(64.5)
Net change in unrealized gains (losses)			(410.1)	(28.6)
Net gains (losses) on investments			(304.3)	(93.1)
Other
Cash and Investments
After tax gain amount			(36.3)	130.4
Net change in unrealized gains (losses)			0.2	(176.4)
Net gains (losses) on investments			(36.1)	(46.0)
Net gains (losses) on investments
Cash and Investments
After tax gain amount			757.1	1,463.0
Net change in unrealized gains (losses)			(2,491.0)	1,982.1
Net gains (losses) on investments			$ (1,733.9)	$ 3,445.1